Leases (Details Narrative)	12 Months Ended
Mar. 31, 2021
Buildings [member] | Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
IFRS Lessee, Operating Lease, Term of Contract	3 years
Buildings [member] | Top of range [member]
Disclosure of fair value measurement of assets [line items]
IFRS Lessee, Operating Lease, Term of Contract	9 years
Motor Vehicles and Others [member] | Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
IFRS Lessee, Operating Lease, Term of Contract	3 years
Motor Vehicles and Others [member] | Top of range [member]
Disclosure of fair value measurement of assets [line items]
IFRS Lessee, Operating Lease, Term of Contract	5 years